Note 6 - Prepaid Expenses - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred platform commission fees	$ 69,701	$ 178,692	$ 146,708
Deferred royalties	3,408	1,157	3,704
Prepaid Professional fees			15,000
Other	49,141	35,367	12,417
Total Prepaid Expenses	$ 122,250	$ 215,216	$ 177,829